Income Taxes (Details) - Schedule of provision of income tax rates to loss before income tax - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Provision Of Income Tax Rates To Loss Before Income Tax Abstract
Canadian statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (6,471,668)	$ (6,574,374)
Income tax recovery computed at Canadian statutory rates	(1,747,348)	(1,775,081)
Foreign tax rates different from statutory rate	234,160	218,388
Permanent items and other	459,813	3,633,845
Change in unrecognized deferred tax assets	1,053,375	(2,078,112)
Adjustments in respect of prior years		960
Income tax expense